Exhibit 99.1

Name of	Check if Registered	Name of Originator	Total Assets in ABS			Assets that Were			Assets that Were			Assets Pending Repurchase or			Demand			Demand			Demand
Issuing Entity			by Originator			Subject of Demand			Repurchased or Replaced			Replacement (within cure period)			in Dispute			Withdrawn			Rejected
Asset Class: RMBS
			#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of
					Principal			Principal			Principal			Principal			Principal			Principal			Principal
					Balance			Balance			Balance			Balance			Balance			Balance			Balance
2016-6		HUD	1,481	301,542,495.74	100.00%	-	-	0.00%	-	-	0.00%	5	1,132,656.73	0.38%	-	-	0.00%	-	-	0.00%	-	-	0.00%
2016-12*		BofA	1,393	245,422,991.75	100.00%	1	249,462.20	0.10%	1	199,642.00	0.08%	1	23,691.36	0.01%	-	-	0.00%	1	249,462.20	0.10%	-	-	0.00%
2017-1**		BANA	1,425	220,530,700.50	100.00%	-	-	0.00%	1	114,782.79	0.05%	3	417,228.87	0.19%	-	-	0.00%	-	-	0.00%	-	-	0.00%
2018-1		Citi	1,033	57,422,018.56	100.00%	-	-	0.00%	-	-	0.00%	1	59,770.62	0.10%	-	-	0.00%	-	-	0.00%	-	-	0.00%
2018-2		Credit Suisse	460	66,084,550.33	100.00%	1	163,624.41	0.25%	-	-	0.00%	1	163,624.41	0.25%	-	-	0.00%	-	-	0.00%	-	-	0.00%
Total			5,792	891,002,756.88	100.00%	2	413,086.61	0.05%	2	314,424.79	0.04%	11	1,796,971.99	0.20%	0	0.00	0.00%	1	249,462.20	0.03%	0	0.00	0.00%

*Repurchases completed and pending since Q2 2017.

**Repurchase completed in Q4 2018.